Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2025
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2025 and 2024.

	At March 31,
	2025	2024

	(In millions)
Loan commitments	¥91,810,227	¥88,926,181
Financial guarantees and other credit-related contingent liabilities	15,139,799	14,869,558

Total	¥106,950,026	¥103,795,739